September 17, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account III
1940 Act Registration Number: 811-03166
1933 Act Registration Numbers: 002-71599
CIK: 0000352078
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account III, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies.  This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Guggenheim Variable Funds Trust	0000217087	September 8, 2014
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company